Balance Sheet (Parentheticals) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, authorized (in Shares) (in Shares) (in Shares)	500,000,000	500,000,000	500,000,000
Preferred stock, par value (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, authorized (in Shares) (in Shares) (in Shares) (in Shares)	500,000,000	500,000,000	500,000,000
Common stock, par value (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, issued (in Shares) (in Shares) (in Shares) (in Shares)	274,089,203	113,072,632	39,085,166
Common Stock, outstanding (in Shares) (in Shares) (in Shares) (in Shares)	274,089,203	113,072,632	39,085,166